Revenue - Revenue split per category and revenue in Sweden (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Products and services
Revenue	kr 23,704	kr 21,466	kr 18,131
Internal elimination
Products and services
Revenue	(66)	(57)	(44)
Operating segment
Products and services
Revenue	23,770	21,523	18,175
End-user service revenue
Products and services
Revenue	15,593	14,267	12,487
Operator revenue
Products and services
Revenue	2,349	2,340	2,018
Equipment revenue
Products and services
Revenue	5,762	4,859	3,626
Sweden | Operating segment
Products and services
Revenue	16,417	15,057	12,274
Sweden Consumer
Products and services
Revenue	10,000	8,632	8,507
Sweden Consumer | Operating segment
Products and services
Revenue	10,000	8,632	8,507
Sweden Consumer | End-user service revenue
Products and services
Revenue	7,220	6,260	6,137
Sweden Consumer | Mobile
Products and services
Revenue	5,881	5,859	5,626
Sweden Consumer | Fixed
Products and services
Revenue	1,230	401	511
Sweden Consumer | Landlord and Other
Products and services
Revenue	109
Sweden Consumer | Operator revenue
Products and services
Revenue	644	624	657
Sweden Consumer | Equipment revenue
Products and services
Revenue	2,136	1,748	1,713
Sweden Business
Products and services
Revenue	6,413	6,422	3,766
Sweden Business | Internal elimination
Products and services
Revenue	(4)	(3)	(1)
Sweden Business | Operating segment
Products and services
Revenue	6,417	6,425	3,767
Sweden Business | End-user service revenue
Products and services
Revenue	3,979	4,103	2,725
Sweden Business | Mobile
Products and services
Revenue	1,864	1,894	1,687
Sweden Business | Fixed
Products and services
Revenue	1,075	1,188	701
Sweden Business | Solutions
Products and services
Revenue	1,040	1,021	337
Sweden Business | Operator revenue
Products and services
Revenue	700	778	451
Sweden Business | Operator revenue, excluding Wholesale
Products and services
Revenue	127	123	129
Sweden Business | Wholesale
Products and services
Revenue	573	655	322
Sweden Business | Equipment revenue
Products and services
Revenue	1,734	1,541	590
Lithuania
Products and services
Revenue	2,400	1,937	1,693
Lithuania | Internal elimination
Products and services
Revenue	(30)	(20)	(16)
Lithuania | Operating segment
Products and services
Revenue	2,430	1,957	1,709
Lithuania | End-user service revenue
Products and services
Revenue	1,329	1,119	967
Lithuania | Operator revenue
Products and services
Revenue	249	223	220
Lithuania | Equipment revenue
Products and services
Revenue	822	595	506
Latvia
Products and services
Revenue	1,290	1,156	999
Latvia | Internal elimination
Products and services
Revenue	(18)	(22)	(23)
Latvia | Operating segment
Products and services
Revenue	1,308	1,178	1,022
Latvia | End-user service revenue
Products and services
Revenue	768	672	587
Latvia | Operator revenue
Products and services
Revenue	201	213	200
Latvia | Equipment revenue
Products and services
Revenue	321	271	212
Estonia
Products and services
Revenue	781	738	694
Estonia | Internal elimination
Products and services
Revenue	(6)	(5)	(1)
Estonia | Operating segment
Products and services
Revenue	787	743	695
Estonia | End-user service revenue
Products and services
Revenue	451	455	432
Estonia | Operator revenue
Products and services
Revenue	133	121	123
Estonia | Equipment revenue
Products and services
Revenue	197	162	139
Croatia
Products and services
Revenue	1,929	1,687	1,534
Croatia | Internal elimination
Products and services
Revenue	(8)	(7)
Croatia | Operating segment
Products and services
Revenue	1,937	1,694	1,534
Croatia | End-user service revenue
Products and services
Revenue	1,110	903	837
Croatia | Operator revenue
Products and services
Revenue	269	245	235
Croatia | Equipment revenue
Products and services
Revenue	550	539	462
Germany
Products and services
Revenue	539	612	708
Germany | Operating segment
Products and services
Revenue	539	612	708
Germany | End-user service revenue
Products and services
Revenue	536	608	702
Germany | Operator revenue
Products and services
Revenue	1	1	2
Germany | Equipment revenue
Products and services
Revenue	2	3	4
IoT
Products and services
Revenue	200	147	75
IoT | Operating segment
Products and services
Revenue	200	147	75
IoT | End-user service revenue
Products and services
Revenue	200	147	75
Other
Products and services
Revenue	152	135	155
Other | Internal elimination
Products and services
Revenue			(3)
Other | Operating segment
Products and services
Revenue	152	135	158
Other | End-user service revenue
Products and services
Revenue			25
Other | Operator revenue
Products and services
Revenue	kr 152	kr 135	kr 130